Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Operating Lease Cost

The company’s operating lease cost for the twelve months ended December 31, 2019 were as follows:

December 31,
2019
(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	8,564
Total operating lease cost	8,564

Schedule of Cash Flow and Other Information Related to Operating Leases

Cash flow and other information related to operating leases as follows:

December 31,
2019
(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	9,685
Right-of-use assets obtained in exchange for new operating lease liabilities	7,246

December 31,
2019
(U.S. $ in thousands)
Weighted-average remaining lease term — operating leases	3.18
Weighted-average discount rate — operating leases	4.72%

Schedule of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows:

December 31, 2019
(U.S. $ in thousands)
2020	9,456
2021	6,853
2022	3,657
2023	2,042
2024	1,018
2025 and thereafter	116
Total operating lease payments	23,142
Less: imputed interest	(1,406)
Present value of lease liabilities	21,737

December 31, 2018
(U.S. $ in thousands)
2019	8,445
2020	6,440
2021	4,362
2022	3,265
2023	1,894
Thereafter	593
24,999